REVENUES	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUES
NOTE 17 - REVENUES

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Revenue from the sale of integrated POS devices	113,232	91,677	84,406
Recurring revenue:
SaaS revenue	113,100	88,494	58,920
Payment processing fee	174,101	133,842	92,165
	287,201	222,336	151,085
	400,433	314,013	235,491